Note 53 (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Balances Arising From Transactions With Entities Of The Group Explanatory [Table Text Block]
The balances of the main captions in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	2021	2020	2019
Assets
Loans and advances to credit institutions	9	148	26
Loans and advances to customers	2,031	1,743	1,682
Liabilities
Deposits from credit institutions	1	—	3
Customer deposits	296	791	453
Memorandum accounts
Financial guarantees given	154	132	166
Other contingent commitments given	1,056	1,400	1,042
Loan commitments given	11	11	106

Balance of income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2021	2020	2019
Income statement
Interest and other income	16	20	19
Interest expense	—	1	1
Fee and commission income	8	5	4
Fee and commission expense	31	34	53

Transactions with members of the board of directors and senior management balance at 31st december [Table Text Block]
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance at 31st December of each year (EUR thousand)
	2021				2020				2019
	Directors	Related parties of Directors	Senior Management*	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management*	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management*	Related parties of Senior Management
Loans and credits	765	207	5,419	573	—	—	5,349	580	607	—	4,414	57
Bank guarantees	—	—	10	—	—	—	10	25	—	—	10	25
Business credit	—	—	—	—	—	—	—	—	—	—	—	—
*Excluding executive directors